Statutory Reserves - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statutory Accounting Practices [Line Items]
Percentage of net profit required to be transferred to statutory surplus reserve until reserve is 50% of registered capital	10.00%
Maximum percentage of statutory surplus reserve to registered capital	50.00%
Appropriations to statutory surplus reserves	23	4,178	23,062
Accumulated balance of statutory surplus reserve	99,354	99,377
Minimum
Statutory Accounting Practices [Line Items]
Percentage of statutory surplus reserve to registered capital after issuance of share to shareholders	25.00%